Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (2,978,581)	$ 22,037,168	$ 3,975,124	$ 37,365,472
Denominator:
Denominator for basic earnings per share - Weighted-average Ordinary Shares outstanding during the period (in shares)	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares (in shares)	0	0	260,544	0	4,664,600
- Weighted average Unit Purchase Option (in shares)	0	493	0	116,950
Denominator for diluted earnings per share (in shares)	46,101,725	45,906,917	45,292,949	46,029,232
Basic earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81
Diluted earnings (loss) per share (in dollars per share)	$ (0.06)	$ 0.48	$ 0.09	$ 0.81